Subsequent Events - Additional Information (Detail)	Jan. 26, 2022 USD ($) $ / shares shares
Akili Interactive Labs, Inc [Member] | Share price one [Member]
Subsequent Event [Line Items]
Business acquisition, share price	$ 15.00
Akili Interactive Labs, Inc [Member] | Share price two [Member]
Subsequent Event [Line Items]
Business acquisition, share price	20.00
Akili Interactive Labs, Inc [Member] | Share price three [Member]
Subsequent Event [Line Items]
Business acquisition, share price	30.00
Subsequent Event [Member] | Warrants To Purchase SCS Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	60,000,000
Number Of Trading Days For Determining The Exercise Price Of Warrants	20 days
Number Of Consecutive Trading Days For Determining The Exercise Price Of Warrants	30 days
Subsequent Event [Member] | Akili Interactive Labs, Inc [Member]
Subsequent Event [Line Items]
Percentage of fully diluted shares of common stock	7.50%
Subsequent Event [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction | shares	16,200,000
Subsequent Event [Member] | Existing directors, officers and equityholders of, or investment funds managed by Suvretta Capital ManagementMember [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction | $	$ 135,400,000
Subsequent Event [Member] | P I P E Investment [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued | shares	162,000,000